Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Income Funds
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000027825
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware High-Yield Opportunities Fund | Class A
Risk/Return:
Trading Symbol	DHOAX
Delaware High-Yield Opportunities Fund | Class C
Risk/Return:
Trading Symbol	DHOCX
Delaware High-Yield Opportunities Fund | Class R
Risk/Return:
Trading Symbol	DHIRX
Delaware High-Yield Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	DHOIX